Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Property And Equipment
Schedule of Equipment
	May 31,	February 28,
	2018	2018
Office equipment and furniture	42,745	43,088
Less accumulated depreciation	(22,272)	(20,655)
Property and equipment, net	20,473	22,433

Property and equipment are as follows:

	February 28,	February 28,
	2018	2017
Office equipment and furniture	$43,088	$528,034
Less accumulated depreciation	(20,655)	(526,222)
Property and equipment, net	$22,433	$1,812